BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

4. BUSINESS COMBINATIONS

     HCL Expense Management Services, Inc.

        In December 2010, the Company entered into an Asset Purchase Agreement (the "HCL-EMS APA") to acquire substantially all of the assets and certain liabilities of HCL Expense Management Services, Inc. ("HCL-EMS"). Pursuant to the terms of the HCL-EMS APA, the Company paid $3.0 million in cash at closing, which took place on January 25, 2011 ("HCL-EMS Closing Date"). In addition, the Company is obligated to pay deferred cash consideration following each of the first and second anniversaries of the HCL-EMS Closing Date, pursuant to an earn-out formula based upon specified revenues from specified customers acquired from HCL-EMS. The Company has 45 days from the first anniversary date of January 25, 2012, to provide a report calculating the first year earn-out. The Company valued this contingent consideration at $3.4 million. The Company has included the operating results of HCL-EMS in its consolidated financial statements since the date of acquisition, including revenue of $12.3 million through December 31, 2011. In connection with this transaction the Company has recorded on its consolidated statement of operations in the third quarter of 2011 a restructuring charge of $1.5 million related to terminating the use of the former HCL-EMS leased facility in Rutherford, New Jersey that is subject to a lease assumed by the Company in connection with the acquisition.

     HCL-EMS Purchase Price Allocation

        The allocation of the total purchase price of HCL-EMS' net tangible and identifiable intangible assets was based upon the estimated fair value of those assets as of the HCL-EMS Closing Date. The Company allocated the excess of purchase price over the identifiable intangible and net tangible assets to goodwill. The following table presents the breakdown between cash and contingent consideration and the allocation of the total purchase price (in thousands):

Cash	$3,000
Fair value of contingent consideration	3,390

$6,390

Accounts receivable	$2,269
Prepaid and other current assets	125
Property and equipment	273
Intangible assets	2,700
Goodwill	2,243
Deposits and non-current assets	170
Accounts payable	(229)
Accrued expenses	(1,042)
Deferred revenue	(119)

$6,390

        The goodwill related to the HCL-EMS acquisition is tax deductible. The Company estimated the fair value of intangible assets using the income, cost and market approaches to value the identifiable intangible assets, which are subject to amortization. The following table presents the Company's estimates of fair value of the intangible assets acquired (in thousands):

Description	Fair Value	Weighted Average Useful Life (in years)
Technology	$840	4.0
Customer relationships	1,860	9.0

Total intangible assets	$2,700

     Telwares, Inc.

        On March 16, 2011, the Company entered into an Asset Purchase Agreement (the "Telwares APA") with Telwares, Inc. to purchase certain assets and liabilities of Telwares, Inc. and its subsidiary Vercuity, Inc as defined in the Telwares APA (such acquired assets and liabilities, "Telwares"). Pursuant to the terms of the agreement, the Company will pay $7.7 million in cash as follows: $5.2 million at closing, which took place on March 16, 2011, which amount included a working capital adjustment of $0.7 million, which took place on March 16, 2011, $1,250,000 on March 16, 2012, and $1,250,000 on March 16, 2013. The Company has included the operating results of Telwares in its consolidated financial statements since the date of acquisition, including revenue of $7.9 million through December 31, 2011.

     Telwares Purchase Price Allocation

        The allocation of the total purchase price of Telwares' net tangible and identifiable intangible assets was based upon the estimated fair value of those assets as of March 16, 2011. The Company allocated the excess of purchase price over the identifiable intangible and net tangible assets to goodwill. The following table presents the breakdown between cash and deferred purchase price and the allocation of the total purchase price (in thousands):

Cash	$5,166
Fair value of deferred purchase price	2,154

$7,320

Accounts receivable	$1,975
Prepaid and other current assets	72
Property and equipment	355
Intangible assets	2,428
Goodwill	3,014
Deposits and non-current assets	76
Accounts payable	(88)
Accrued expenses	(444)
Deferred revenue	(68)

$7,320

        The goodwill related to the Telwares acquisition is tax deductible. The Company estimated the fair value of intangible assets using the income, cost and market approaches to value the identifiable intangible assets, which are subject to amortization. The following table presents the Company's estimates of fair value of the intangible assets acquired (in thousands):

Description	Fair Value	Weighted Average Useful Life (in years)
Non-compete agreements	$58	2.0
Technology	350	3.0
Customer relationships	2,020	8.0

Total intangible assets	$2,428

     ProfitLine, Inc.

        On December 19, 2011, the Company and Snow Acquisition Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (the "Acquisition Sub"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with ProfitLine, Inc., a Delaware corporation ("ProfitLine"), and Doug Carlisle, solely in his capacity as Stockholder Representative under the Merger Agreement, under which the parties agreed to the merger of the Acquisition Sub with and into ProfitLine (the "Merger") with ProfitLine surviving the Merger as a wholly owned subsidiary of the Company. Pursuant to the terms of the agreement, the Company paid $14,500,000 in cash at closing. In addition, an additional $9,000,000 is payable in cash in installments of $4,500,000 each on December 19, 2012 and June 19, 2013, subject to set-off rights of the Company and the surviving corporation with respect to indemnities given by the former stockholders of ProfitLine under the Merger Agreement. Among other things, these indemnity obligations relate to representations and warranties given by ProfitLine under the Merger Agreement. Certain indemnities are subject to limitations, including a threshold, certain caps and a limited survival period. Under the Merger Agreement, the Company is required to make an advance deposit into escrow of the deferred consideration under certain circumstances, including in the event that the Company's cash and cash equivalents, less bank and equivalent debt (which excludes capital lease obligations and deferred consideration payable in connection with acquisitions) is below $20,000,000 at any time prior to payment of the first $4,500,000 installment of deferred consideration, or $15,000,000 at any time after payment of the first and before payment of the second $4,500,000 installment of deferred consideration. The Company has included the operating results of ProfitLine in its consolidated financial statements since the date of acquisition, including revenue of $0.5 million through December 31, 2011.

     ProfitLine Purchase Price Allocation

        The allocation of the total purchase price of ProfitLines' net tangible and identifiable intangible assets was based upon the estimated fair value of those assets as of December 19, 2011. The Company allocated the excess of purchase price over the identifiable intangible and net tangible assets to goodwill. The following table presents the breakdown between cash and deferred purchase price and the allocation of the total purchase price (in thousands):

Purchase consideration:
Cash	$14,500
Deferred cash consideration	8,674

$23,174

Allocation of Purchase Consideration:
Current assets	$3,183
Property and equipment	675
Other assets	117
Identifiable intangible assets	8,717
Goodwill	13,373

Total assets acquired	26,065
Accounts payable and accrued expenses	(2,739)
Deferred revenue	(152)

$23,174

        The goodwill and identifiable intangible assets related to the ProfitLine acquisition are not tax deductible. The Company estimated the fair value of intangible assets using the income, cost and market approaches to value the identifiable intangible assets, which are subject to amortization. The following table presents the Company's estimates of fair value of the intangible assets acquired (in thousands):

Description	Fair Value	Weighted Average Useful Life (in years)
Tradenames	$335	4.0
Technology	1,612	2.5
Customer relationships	6,770	9.0

Total intangible assets	$8,717

        The following table presents the unaudited pro forma results of the Company for the years ended December 31, 2010 and 2011, as if the acquisitions of HCL-EMS, Telwares and ProfitLine all occurred at the beginning of 2010. These results are not intended to reflect the actual operations of the Company had the acquisitions occurred at January 1, 2010.

	Years Ended December 31,
(in thousands, except per share amounts)	2010	2011
Revenue	$121,590	$125,087
Operating loss	(5,214)	(2,674)
Loss applicable to common stockholders	(13,845)	(11,027)
Basic and diluted loss per common share	$(3.15)	$(0.67)